Annual Total Returns (Bar Chart) (Invesco Income Allocation Fund, Class A, Invesco Income Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Income Allocation Fund | Class A, Invesco Income Allocation Fund
Annual Total Returns
'06	11.48%
'07	3.40%
'08	(18.88%)
'09	20.80%
'10	10.02%